Shareholders' equity	12 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Shareholders' equity	Shareholders' equity
(i)Share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value. As at June 30, 2026 and 2025, the Company’s issued and outstanding common shares consist of the following:

	June 30	June 30
	2026	2025
	#	#
Shares issued and outstanding:
Outstanding, beginning of the year	33,262,910	33,340,159
Shares issued under employee share purchase plan	29,650	—
Shares purchased and cancelled	(270,694)	(439,741)
Shares issued upon exercise of RSUs	317,066	362,492
Outstanding, end of the year	33,338,932	33,262,910
During the year ended June 30, 2026, a total of 317,066 (June 30, 2025 – 362,492) shares were issued upon the exercise of Restricted Share Units, and the Company recorded a charge of $1,604 (June 30, 2025 – $2,012) from contributed surplus to share capital.
In September 2024 the Company adopted the Employee Stock Purchase Plan ("ESPP"). The first offering period began on January 15, 2025, with the first purchase under the plan occurring on July 15, 2025. Under the Plan, the Share-based compensation expense related to the ESPP is measured based on the grant date at fair value of the expected discount to be provided to the employees who are registered in the plan. The Company recognizes share based compensation expense related to shares issued pursuant to the ESPP on a straight-line basis over the offering period, which is 6 months. The ESPP allows employees to purchase shares of the Company's common stock at a 10 percent discount from the Company’s stock price on the last day of the offering period. Under the plan, employees may withdraw from the plan at any time during the offering period. Other changes to the percentage contributions can be made at any time during the offering period but will only take effect the next offering period. The ESPP does not include any buy-back provisions or price protection against reductions in share price.
On March 25, 2025, the Company announced its intention to make an Normal Course Issuer Bid (“NCIB”) with respect to its Shares. Pursuant to the NCIB, the Company may, during the 12-month period commencing March 27, 2025 and ending no later than March 26, 2026, purchase up to 1,679,720 shares, representing 5% of the total number of 33,594,409 shares outstanding as of March 17, 2025, through the facilities of the TSX, the Nasdaq Global Select Market or alternative Canadian trading systems.
On April 1, 2026, the Company announced the renewal of the Normal Course Issuer Bid (“NCIB”) with respect to its Shares. Pursuant to the NCIB, the Company may, during the 12-month period commencing April 6, 2026 and ending no later than April 5, 2027, purchase up to 1,663,939 shares, representing 5% of the total number of 33,278,790 shares outstanding as of March 24, 2026, through the facilities of the TSX, the Nasdaq Global Select Market or alternative Canadian trading systems.
Under the term of the NCIB, during the year ended June 30, 2026, the Company purchased a total of 195,949 common shares (June 30, 2025 – 514,486) at an average price of $5.02 per share (June 30, 2025 - $5.56), for total consideration of $985 (June 30, 2025 - $2,859). During the year ended June 30, 2026, the Company cancelled a total of 270,694 (June 30, 2025 – 507,357) common shares including 195,949 purchased in fiscal 2026 and 74,745 purchased at the end of fiscal 2025. the Company recorded a total reduction of $1,028 (June 30, 2025 - $2,872) in share capital for the value of the common shares settled and cancelled in the periods.
In connection with the NCIB, the Company entered into an automatic share purchase plan ("ASPP") with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker is authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

The Company did not provide its Broker with instructions to purchasing under its NCIB during the blackout period following the end of the year ended June 30, 2026. As at June 30, 2026, the Company had no liability and was not required to pay the designated broker under the ASPP.
(ii)    Share based payments

On December 13, 2022, the Company’s shareholders approved the Omnibus Equity Incentive Plan (the “Plan”), which replaces the previous share option plan (the “Legacy Plan”). No further grants will be made under the Legacy Plan.

Under the Plan, the Company may grant participants Options, Deferred Share Units (DSUs), Performance Share Units (PSUs), Restricted Share Units (RSUs), and Employee Share Purchase Plan (ESPP).
The DSUs, PSUs, RSUs are redeemable either for one common share or for an amount in cash equal to the fair market value of one common share (at the option of the Company and as set out in the participant’s equity award agreement). All DSUs, PSUs and RSUs and are accounted for as equity-settled awards.
DSUs generally vest immediately and become redeemable once a director no longer serves on the board of the Company.
RSUs vest over a three-year period after the date of grant. The expense is measured based on the fair value of the awards at the grant date.
PSUs vest in full at the end of a three-year period. the final amount is based 100% on market-based performance targets. The expense related to the PSUs is measured based on the fair value of the awards at the grant date using the Monte Carlo simulation.
For the year ended June 30, 2026, the Company recognized share-based compensation expense in the amount of $2,486 (June 30, 2025 - $2,908).
Stock Options

Under the Plan (and previously under the Legacy Plan), employees are periodically granted share options to purchase common shares at prices not less than the market price of the common shares on the day prior to the date of grant or the volume weighted average trading price per share on the TSX during the five trading days immediately preceding the grant date. The fair value of each option grant is estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is determined by the amount the Company’s daily share price fluctuated over a period commensurate with the expected life of the options. During the year ended June 30, 2026 and June 30, 2025, the Company did not grant any options.
The following table shows the movement in the stock option plan:

	Number	Weighted
	of options	average price
	#	$
Balance, July 1, 2024	462,346	15.21
Expired	(47,176)	11.77
Forfeited	(33,484)	15.40
Balance, June 30, 2025	381,686	15.62
Expired	(280,859)	15.06
Forfeited	(2,600)	9.69
Balance, June 30, 2026	98,227	17.38
The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30			June 30
	2026			2025
		Number of	Weighted		Number of	Weighted
	Number of	stock options	average	Number of	stock options	average
	stock options	outstanding and	remaining	stock options	outstanding	remaining
Exercise price	outstanding	exercisable	contractual life	outstanding	and exercisable	contractual life
$7.01 - $9.00	71,227	71,227	1.00 year	84,120	64,510	2.00 years
$9.01 - $12.00	—	—	—	62,023	62,023	0.93 years
$12.01 - $15.00	27,000	27,000	0.75 years	42,000	34,143	1.75 years
$15.01 - $18.00	—	—	—	104,702	104,702	1.00 year
$18.01 - $20.00	—	—	—	22,856	21,468	1.00 year
$20.01 - $27.00	—	—	—	65,985	65,985	0.61 years
	98,227	98,227	0.93 years	381,686	352,831	1.22 years
Share Units

The following table summarizes information about the DSUs, PSUs and RSUs granted, exercised and forfeited during the year ended June 30, 2026.

	DSU	PSU	RSU	Total
Awards outstanding July 1, 2024	172,086	499,800	607,157	1,279,043
Awards granted during the year	64,356	271,000	271,000	606,356
Awards exercised during the year	—	—	(362,492)	(362,492)
Awards forfeited during the year	—	(82,500)	(50,623)	(133,123)
Awards outstanding June 30, 2025	236,442	688,300	465,042	1,389,784
Awards granted during the year	78,000	254,375	254,375	586,750
Awards exercised during the year	—	—	(317,066)	(317,066)
Awards forfeited during the year	—	(101,500)	(17,500)	(119,000)
Awards outstanding June 30, 2026	314,442	841,175	384,851	1,540,468
During the year ended June 30, 2026, a total of 78,000 DSUs were granted (June 30, 2025 – 64,356). The fair value of each DSU issued during the year ended June 30, 2026 is $5.00 per share (June 30, 2025 – $6.06).
During the year ended June 30, 2026, a total of 254,375 PSUs were granted (June 30, 2025 – 271,000). The average fair value tied to market-based performance targets for each PSU issued during the year ended June 30, 2026 is $2.64 per share (June 30, 2025 – $6.68 ) using the Monte Carlo simulation.
The key assumptions used in the Monte Carlo simulation are:

	June 30	June 30
	2026	2025
Fair value per share	$2.64	$6.68
Expected volatility	47.00%	64.00%
Time to expiry	2.36 years	2.76 years
Risk-free interest rate	3.45%	3.42%
During the year ended June 30, 2026, a total of 254,375 RSUs were granted (June 30, 2025 – 271,000). The average fair value of each RSU issued during the year ended June 30, 2026 is $4.41 per share (June 30, 2025 –$5.65 ).

During the year ended June 30, 2026, a total of 317,066 RSUs were exercised and settled through the issuance of common shares (June 30, 2025 – 362,492).
Loss per share
Both the basic and diluted loss per share have been calculated using the net loss attributable to the shareholders of the Company as the numerator.

	June 30	June 30
	2026	2025
Number of shares:
Weighted average number of shares outstanding	33,244,861	33,497,223
Weighted average number of shares used in basic and diluted earnings per share	33,244,861	33,497,223

Net loss	$(81,094)	$(5,010)

Loss per share
Basic and diluted	$(2.44)	$(0.15)
Potentially diluted shares relating to DSUs, PSUs, RSUs, and stock options as set-out below have been excluded from the calculation of the diluted number of shares as the impact would be anti dilutive.

	June 30	June 30
	2026	2025
DSU	314,442	236,442
PSU	841,175	688,300
RSU	384,851	465,042
Stock options	98,227	381,686
	1,638,695	1,771,470